                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                               AIM HIGH YIELD FUND

                        Supplement dated August 14, 2003
                      to the Prospectus dated July 21, 2003


Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

"You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:

                                                         INITIAL                                     ADDITIONAL
TYPE OF ACCOUNT                                        INVESTMENTS                                  INVESTMENTS

Employer-Sponsored Retirement Plans                  $       0 ($25 per AIM Fund                        $50
(includes section 401, 403 and 457 plans,                      investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                          deferrals from Employer-
                                                               Sponsored Retirement
                                                               Plans)
Systematic Purchase Plan                                    50                                           50
IRA, Roth IRA, or Coverdell ESA                            250                                           50
All other accounts                                       1,000                                           50

The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability among like share classes of the AIM Funds and the INVESCO Funds will be permitted. The exchange policy will provide for the following types of exchanges:

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:

o   Investor Class Shares

o   Class A Shares(1)

o   Class B Shares

o   Class C Shares

o   Institutional Class Shares

o   Class K Shares

                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                       FOLLOWING CLASSES OF THE AIM FUNDS:

o   Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash Fund

o   Class A3 Shares of all AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Class C Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Institutional Class Shares of all AIM Retail Funds

o   There is currently no like class of shares offered by the AIM Funds

----------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o   Class A3 Shares of the AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds

o   Class C Shares of all AIM Funds

o   Institutional Class Shares of all AIM Retail Funds

o   Class R Shares

                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                     FOLLOWING CLASSES OF THE INVESCO FUNDS:

o   Class A Shares of all INVESCO Funds(2)

o   Class B Shares of all INVESCO Funds

o   Class C Shares of all INVESCO Funds

o   Institutional Class Shares of all INVESCO Funds

o   There is currently no like class of shares offered by the INVESCO Funds

REDEEMING SHARES

Effective on or about November 10, 2003, you may be charged a 2% redemption fee (on total redemption proceeds after applicable deferred sales charges) if you redeem, including redeeming by exchange, Class A or Investor Class shares of AIM High Yield Fund either by selling or exchanging to another AIM Fund or an INVESCO Fund) within 30 days of their purchase.

The redemption fee will be paid to the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted.

The 2% redemption fee will not be charged on transactions involving the following:

    1) a total or partial redemption of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code");

    2) a total or partial redemption of shares held through qualified tuition plans maintained pursuant to Section 529 of the Code;


----------

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

    3) a total or partial redemption effectuated pursuant to a systematic redemption plan or an automatic rebalancing program in the Funds set up by A I M Fund Services, Inc.;

    4) a total or partial redemption requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability; or

    5)  a redemption initiated by a Fund.

                          CLASS A, CLASS B, CLASS C AND
                            INVESTOR CLASS SHARES OF

                               AIM HIGH YIELD FUND

                        Supplement dated August 14, 2003
                      to the Prospectus dated July 21, 2003

Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

"You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-4 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for AIM Fund accounts are as follows:

                                                         INITIAL                                    ADDITIONAL
TYPE OF ACCOUNT                                        INVESTMENTS                                  INVESTMENTS
---------------                                        -----------                                  -----------
Employer-Sponsored Retirement Plans                  $     0 ($25 per AIM Fund                       $   50
(includes section 401, 403 and 457 plans,                 investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                     deferrals from Employer-
                                                          Sponsored Retirement
                                                          Plans)
Systematic Purchase Plan                                  50                                             50
IRA, Roth IRA, or Coverdell ESA                          250                                             50
All other accounts                                     1,000                                             50

The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability among like share classes of the AIM Funds and the INVESCO Funds will be permitted. The exchange policy will provide for the following types of exchanges:

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:

o   Investor Class Shares

o   Class A Shares(1)

o   Class B Shares

o   Class C Shares

o   Institutional Class Shares

o   Class K Shares

                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                       FOLLOWING CLASSES OF THE AIM FUNDS:

o   Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash Fund

o   Class A3 Shares of all AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Class C Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Institutional Class Shares of all AIM Retail Funds

o   There is currently no like class of shares offered by the AIM Funds


----------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o   Class A3 Shares of the AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds

o   Class C Shares of all AIM Funds

o   Institutional Class Shares of all AIM Retail Funds

o   Class R Shares

                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                     FOLLOWING CLASSES OF THE INVESCO FUNDS:

o   Class A Shares of all INVESCO Funds(2)

o   Class B Shares of all INVESCO Funds

o   Class C Shares of all INVESCO Funds

o   Institutional Class Shares of all INVESCO Funds

o   There is currently no like class of shares offered by the INVESCO Funds

REDEEMING SHARES

Effective on or about November 10, 2003, you may be charged a 2% redemption fee (on total redemption proceeds after applicable deferred sales charges) if you redeem, including redeeming by exchange, Class A or Investor Class shares of AIM High Yield Fund either by selling or exchanging to another AIM Fund or an INVESCO Fund) within 30 days of their purchase.

The redemption fee will be paid to the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted.

The 2% redemption fee will not be charged on transactions involving the following:

    1) a total or partial redemption of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code");

    2) a total or partial redemption of shares held through qualified tuition plans maintained pursuant to Section 529 of the Code;

    3) a total or partial redemption effectuated pursuant to a systematic redemption plan or an automatic rebalancing program in the Funds set up by A I M Fund Services, Inc.;

    4) a total or partial redemption requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability; or

    5)  a redemption initiated by a Fund.

----------

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                                 AIM INCOME FUND

                        Supplement dated August 14, 2003
                      to the Prospectus dated July 21, 2003


Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

"You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:

                                                         INITIAL                                    ADDITIONAL
TYPE OF ACCOUNT                                        INVESTMENTS                                  INVESTMENTS
---------------                                        -----------                                  -----------
Employer-Sponsored Retirement Plans                  $       0 ($25 per AIM Fund                     $    50
(includes section 401, 403 and 457 plans,                 investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                     deferrals from Employer-
                                                          Sponsored Retirement
                                                          Plans)
Systematic Purchase Plan                                   50                                             50
IRA, Roth IRA, or Coverdell ESA                           250                                             50
All other accounts                                      1,000                                             50

The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability among like share classes of the AIM Funds and the INVESCO Funds will be permitted. The exchange policy will provide for the following types of exchanges:

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:

o   Investor Class Shares

o   Class A Shares(1)

o   Class B Shares

o   Class C Shares

o   Institutional Class Shares

o   Class K Shares

           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                           CLASSES OF THE AIM FUNDS:

o   Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash Fund

o   Class A3 Shares of all AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Class C Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Institutional Class Shares of all AIM Retail Funds

o   There is currently no like class of shares offered by the AIM Funds o

----------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o   Class A3 Shares of the AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds

o   Class C Shares of all AIM Funds

o   Institutional Class Shares of all AIM Retail Funds

o   Class R Shares

           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                         CLASSES OF THE INVESCO FUNDS:

o   Class A Shares of all INVESCO Funds(2)

o   Class B Shares of all INVESCO Funds

o   Class C Shares of all INVESCO Funds

o   Institutional Class Shares of all INVESCO Funds

o   There is currently no like class of shares offered by the INVESCO Funds

----------

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

                       CLASS A, CLASS B, CLASS C, CLASS R
                          AND INVESTOR CLASS SHARES OF

                                 AIM INCOME FUND

                        Supplement dated August 14, 2003
                      to the Prospectus dated July 21, 2003

Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

"You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-4 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for AIM Fund accounts are as follows:

                                                          INITIAL                                    ADDITIONAL
TYPE OF ACCOUNT                                        INVESTMENTS                                  INVESTMENTS
---------------                                        -----------                                  -----------
Employer-Sponsored Retirement Plans                  $    0 ($25 per AIM Fund                         $    50
(includes section 401, 403 and 457 plans,                   investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                       deferrals from Employer-
                                                            Sponsored Retirement
                                                            Plans)

Systematic Purchase Plan                                  50                                               50

IRA, Roth IRA, or Coverdell ESA                          250                                               50

All other accounts                                     1,000                                               50

The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."


EXCHANGING SHARES

Effective October 1, 2003, exchangeability among like share classes of the AIM Funds and the INVESCO Funds will be permitted. The exchange policy will provide for the following types of exchanges:

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:


o   Investor Class Shares

o   Class A Shares(1)

o   Class B Shares

o   Class C Shares

o   Institutional Class Shares

o   Class K Shares


       WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING CLASSES
                                OF THE AIM FUNDS:

o   Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash Fund

o   Class A3 Shares of all AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Class C Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Institutional Class Shares of all AIM Retail Funds

o   There is currently no like class of shares offered by the AIM Funds


--------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o   Class A3 Shares of the AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds

o   Class C Shares of all AIM Funds

o   Institutional Class Shares of all AIM Retail Funds

o   Class R Shares


           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                          CLASSES OF THE INVESCO FUNDS:

o   Class A Shares of all INVESCO Funds(2)

o   Class B Shares of all INVESCO Funds

o   Class C Shares of all INVESCO Funds

o   Institutional Class Shares of all INVESCO Funds

o   There is currently no like class of shares offered by the INVESCO Funds


----------

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                        AIM INTERMEDIATE GOVERNMENT FUND

                        Supplement dated August 14, 2003
                      to the Prospectus dated July 21, 2003

Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

"You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:


                                                         INITIAL                                     ADDITIONAL
TYPE OF ACCOUNT                                        INVESTMENTS                                  INVESTMENTS
---------------                                        -----------                                  -----------

Employer-Sponsored Retirement Plans              $       0  ($25 per AIM Fund                        $     50
(includes section 401, 403 and 457 plans,                   investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                       deferrals from Employer-
                                                            Sponsored Retirement
                                                            Plans)

Systematic Purchase Plan                                50                                                 50

IRA, Roth IRA, or Coverdell ESA                        250                                                 50

All other accounts                                   1,000                                                 50



The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability among like share classes of the AIM Funds and the INVESCO Funds will be permitted. The exchange policy will provide for the following types of exchanges:


              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:

o    Investor Class Shares

o    Class A Shares(1)

o    Class B Shares

o    Class C Shares

o    Institutional Class Shares

o    Class K Shares

           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                            CLASSES OF THE AIM FUNDS:

o    Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash Fund

o    Class A3 Shares of all AIM Funds

o    AIM Cash Reserve Shares of AIM Money Market Fund

o    Class B Shares of all AIM Funds, with the exception of AIM Floating Rate
     Fund

o    Class C Shares of all AIM Funds, with the exception of AIM Floating Rate
     Fund

o    Institutional Class Shares of all AIM Retail Funds

o    There is currently no like class of shares offered by the AIM Funds

--------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o    Class A3 Shares of the AIM Funds

o    AIM Cash Reserve Shares of AIM Money Market Fund

o    Class B Shares of all AIM Funds

o    Class C Shares of all AIM Funds

o    Institutional Class Shares of all AIM Retail Funds

o    Class R Shares

    WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:

o    Class A Shares of all INVESCO Funds(2)

o    Class B Shares of all INVESCO Funds

o    Class C Shares of all INVESCO Funds

o    Institutional Class Shares of all INVESCO Funds

o    There is currently no like class of shares offered by the INVESCO Funds


----------

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

                       CLASS A, CLASS B, CLASS C, CLASS R
                          AND INVESTOR CLASS SHARES OF

                        AIM INTERMEDIATE GOVERNMENT FUND

                        Supplement dated August 14, 2003
                      to the Prospectus dated July 21, 2003

Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

"You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-4 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for AIM Fund accounts are as follows:


                                                          INITIAL                                    ADDITIONAL
TYPE OF ACCOUNT                                        INVESTMENTS                                  INVESTMENTS
---------------                                        -----------                                  -----------

Employer-Sponsored Retirement Plans             $       0  ($25 per AIM Fund                          $    50
(includes section 401, 403 and 457 plans,                  investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                      deferrals from Employer-
                                                           Sponsored Retirement
                                                           Plans)

Systematic Purchase Plan                               50                                                  50

IRA, Roth IRA, or Coverdell ESA                       250                                                  50

All other accounts                                  1,000                                                  50



The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability among like share classes of the AIM Funds and the INVESCO Funds will be permitted. The exchange policy will provide for the following types of exchanges:

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:

o    Investor Class Shares

o    Class A Shares(1)

o    Class B Shares

o    Class C Shares

o    Institutional Class Shares

o    Class K Shares


    WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:

o    Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash Fund

o    Class A3 Shares of all AIM Funds

o    AIM Cash Reserve Shares of AIM Money Market Fund

o    Class B Shares of all AIM Funds, with the exception of AIM Floating Rate
     Fund

o    Class C Shares of all AIM Funds, with the exception of AIM Floating Rate
     Fund

o    Institutional Class Shares of all AIM Retail Funds

o    There is currently no like class of shares offered by the AIM Funds

----------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o    Class A3 Shares of the AIM Funds

o    AIM Cash Reserve Shares of AIM Money Market Fund

o    Class B Shares of all AIM Funds

o    Class C Shares of all AIM Funds

o    Institutional Class Shares of all AIM Retail Funds

o    Class R Shares

    WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:

o    Class A Shares of all INVESCO Funds(2)

o    Class B Shares of all INVESCO Funds

o    Class C Shares of all INVESCO Funds

o    Institutional Class Shares of all INVESCO Funds

o    There is currently no like class of shares offered by the INVESCO Funds

--------

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

                         CLASS A AND CLASS A3 SHARES OF

                       AIM LIMITED MATURITY TREASURY FUND

                        Supplement dated August 14, 2003
                    to the Prospectus dated December 2, 2002


The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 4 of the
Prospectus:

     "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

     o Scott W. Johnson (lead manager), Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

     o Clint W. Dudley, Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1998.

     More information on the fund's management team may be found on our website (http://www.aiminvestments.com)."

Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

"You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:


                                                         INITIAL                                    ADDITIONAL
TYPE OF ACCOUNT                                        INVESTMENTS                                  INVESTMENTS
---------------                                        -----------                                  -----------

Employer-Sponsored Retirement Plans              $       0  ($25 per AIM Fund                       $     50
(includes section 401, 403 and 457 plans,                   investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                       deferrals from Employer-
                                                            Sponsored Retirement
                                                            Plans)

Systematic Purchase Plan                                50                                                50

IRA, Roth IRA, or Coverdell ESA                        250                                                50

All other accounts                                   1,000                                                50

The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability among like share classes of the AIM Funds and the INVESCO Funds will be permitted. The exchange policy will provide for the following types of exchanges:

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:

o    Investor Class Shares

o    Class A Shares(1)

o    Class B Shares

o    Class C Shares

o    Institutional Class Shares

o    Class K Shares

    WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:

o    Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash Fund

o    Class A3 Shares of all AIM Funds

o    AIM Cash Reserve Shares of AIM Money Market Fund

o    Class B Shares of all AIM Funds, with the exception of AIM Floating Rate
     Fund

o    Class C Shares of all AIM Funds, with the exception of AIM Floating Rate
     Fund

o    Institutional Class Shares of all AIM Retail Funds

o    There is currently no like class of shares offered by the AIM Funds

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o    Class A3 Shares of the AIM Funds

o    AIM Cash Reserve Shares of AIM Money Market Fund

o    Class B Shares of all AIM Funds

o    Class C Shares of all AIM Funds

o    Institutional Class Shares of all AIM Retail Funds

o    Class R Shares


       WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                         CLASSES OF THE INVESCO FUNDS:

o    Class A Shares of all INVESCO Funds(2)

o    Class B Shares of all INVESCO Funds

o    Class C Shares of all INVESCO Funds

o    Institutional Class Shares of all INVESCO Funds

o    There is currently no like class of shares offered by the INVESCO Funds


----------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                              AIM MONEY MARKET FUND

                        Supplement dated August 14, 2003
                      to the Prospectus dated July 21, 2003


Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

"You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."


PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:

                                                           INITIAL                                    ADDITIONAL
TYPE OF ACCOUNT                                          INVESTMENTS                                  INVESTMENTS
---------------                                          -----------                                  -----------
Employer-Sponsored Retirement Plans                  $       0 ($25 per AIM Fund                         $  50
(includes section 401, 403 and 457 plans,                      investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                          deferrals from Employer-
                                                               Sponsored Retirement
                                                               Plans)
Systematic Purchase Plan                                    50                                              50
IRA, Roth IRA, or Coverdell ESA                            250                                              50
All other accounts                                       1,000                                              50

The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."


EXCHANGING SHARES

Effective October 1, 2003, exchangeability among like share classes of the AIM Funds and the INVESCO Funds will be permitted. The exchange policy will provide for the following types of exchanges:


              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:

o   Investor Class Shares

o   Class A Shares(1)

o   Class B Shares

o   Class C Shares

o   Institutional Class Shares

o   Class K Shares

           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                           CLASSES OF THE AIM FUNDS:

o   Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash Fund

o   Class A3 Shares of all AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Class C Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Institutional Class Shares of all AIM Retail Funds

o   There is currently no like class of shares offered by the AIM Funds


--------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o   Class A3 Shares of the AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds

o   Class C Shares of all AIM Funds

o   Institutional Class Shares of all AIM Retail Funds

o   Class R Shares

       WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING CLASSES
                             OF THE INVESCO FUNDS:

o   Class A Shares of all INVESCO Funds(2)

o   Class B Shares of all INVESCO Funds

o   Class C Shares of all INVESCO Funds

o   Institutional Class Shares of all INVESCO Funds

o   There is currently no like class of shares offered by the INVESCO Funds

----------

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

                       CLASS A, CLASS B, CLASS C, CLASS R
                          AND INVESTOR CLASS SHARES OF

                              AIM MONEY MARKET FUND

                        Supplement dated August 14, 2003
                      to the Prospectus dated July 21, 2003

Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

"You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-4 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class for AIM Fund accounts are as follows:



                                                        INITIAL                            ADDITIONAL
TYPE OF ACCOUNT                                        INVESTMENTS                         INVESTMENTS
---------------                                        -----------                         -----------
Employer-Sponsored Retirement Plans                 $    0 ($25 per AIM Fund                $  50
(includes section 401, 403 and 457 plans,                  investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                      deferrals from Employer-
                                                           Sponsored Retirement
                                                           Plans)

Systematic Purchase Plan                                50                                     50

IRA, Roth IRA, or Coverdell ESA                        250                                     50

All other accounts                                   1,000                                     50


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability among like share classes of the AIM Funds and the INVESCO Funds will be permitted. The exchange policy will provide for the following types of exchanges:

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:


o   Investor Class Shares

o   Class A Shares(1)

o   Class B Shares

o   Class C Shares

o   Institutional Class Shares

o   Class K Shares


           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                            CLASSES OF THE AIM FUNDS:


o   Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash Fund

o   Class A3 Shares of all AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Class C Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Institutional Class Shares of all AIM Retail Funds

o   There is currently no like class of shares offered by the AIM Funds

----------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:


o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o   Class A3 Shares of the AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds

o   Class C Shares of all AIM Funds

o   Institutional Class Shares of all AIM Retail Funds

o   Class R Shares

           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                          CLASSES OF THE INVESCO FUNDS:


o   Class A Shares of all INVESCO Funds(2)

o   Class B Shares of all INVESCO Funds

o   Class C Shares of all INVESCO Funds

o   Institutional Class Shares of all INVESCO Funds

o   There is currently no like class of shares offered by the INVESCO Funds


----------

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                             AIM MUNICIPAL BOND FUND

                        Supplement dated August 14, 2003
                      to the Prospectus dated July 21, 2003

Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

"You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:

                                                        INITIAL                            ADDITIONAL
TYPE OF ACCOUNT                                        INVESTMENTS                         INVESTMENTS
---------------                                        -----------                         -----------
Employer-Sponsored Retirement Plans                 $    0 ($25 per AIM Fund                $  50
(includes section 401, 403 and 457 plans,                  investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                      deferrals from Employer-
                                                           Sponsored Retirement
                                                           Plans)

Systematic Purchase Plan                                50                                     50

IRA, Roth IRA, or Coverdell ESA                        250                                     50

All other accounts                                   1,000                                     50


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability among like share classes of the AIM Funds and the INVESCO Funds will be permitted. The exchange policy will provide for the following types of exchanges:

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:


o   Investor Class Shares

o   Class A Shares(1)

o   Class B Shares

o   Class C Shares

o   Institutional Class Shares

o   Class K Shares


           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                            CLASSES OF THE AIM FUNDS:


o   Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash Fund

o   Class A3 Shares of all AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Class C Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Institutional Class Shares of all AIM Retail Funds

o   There is currently no like class of shares offered by the AIM Funds

----------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:


o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o   Class A3 Shares of the AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds

o   Class C Shares of all AIM Funds

o   Institutional Class Shares of all AIM Retail Funds

o   Class R Shares

           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                          CLASSES OF THE INVESCO FUNDS:


o   Class A Shares of all INVESCO Funds(2)

o   Class B Shares of all INVESCO Funds

o   Class C Shares of all INVESCO Funds

o   Institutional Class Shares of all INVESCO Funds

o   There is currently no like class of shares offered by the INVESCO Funds


----------

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

                          CLASS A, CLASS B, CLASS C AND
                            INVESTOR CLASS SHARES OF

                             AIM MUNICIPAL BOND FUND

                        Supplement dated August 14, 2003
                      to the Prospectus dated July 21, 2003

Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

"You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-4 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for AIM Fund accounts are as follows:


                                                        INITIAL                            ADDITIONAL
TYPE OF ACCOUNT                                        INVESTMENTS                         INVESTMENTS
---------------                                        -----------                         -----------
Employer-Sponsored Retirement Plans                 $    0 ($25 per AIM Fund                $  50
(includes section 401, 403 and 457 plans,                  investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                      deferrals from Employer-
                                                           Sponsored Retirement
                                                           Plans)

Systematic Purchase Plan                                50                                     50

IRA, Roth IRA, or Coverdell ESA                        250                                     50

All other accounts                                   1,000                                     50


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability among like share classes of the AIM Funds and the INVESCO Funds will be permitted. The exchange policy will provide for the following types of exchanges:

             SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:


o   Investor Class Shares

o   Class A Shares(1)

o   Class B Shares

o   Class C Shares

o   Institutional Class Shares

o   Class K Shares


           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                            CLASSES OF THE AIM FUNDS:


o   Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash Fund

o   Class A3 Shares of all AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Class C Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Institutional Class Shares of all AIM Retail Funds

o   There is currently no like class of shares offered by the AIM Funds

----------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:


o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o   Class A3 Shares of the AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds

o   Class C Shares of all AIM Funds

o   Institutional Class Shares of all AIM Retail Funds

o   Class R Shares

           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                          CLASSES OF THE INVESCO FUNDS:


o   Class A Shares of all INVESCO Funds(2)

o   Class B Shares of all INVESCO Funds

o   Class C Shares of all INVESCO Funds

o   Institutional Class Shares of all INVESCO Funds

o   There is currently no like class of shares offered by the INVESCO Funds


----------

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

                                CLASS C SHARES OF

                            AIM SHORT TERM BOND FUND

                        Supplement dated August 14, 2003
                    to the Prospectus dated December 2, 2002

Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

"You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:


                                                        INITIAL                            ADDITIONAL
TYPE OF ACCOUNT                                        INVESTMENTS                         INVESTMENTS
---------------                                        -----------                         -----------
Employer-Sponsored Retirement Plans                 $    0 ($25 per AIM Fund                $  50
(includes section 401, 403 and 457 plans,                  investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                      deferrals from Employer-
                                                           Sponsored Retirement
                                                           Plans)

Systematic Purchase Plan                                50                                     50

IRA, Roth IRA, or Coverdell ESA                        250                                     50

All other accounts                                   1,000                                     50


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability among like share classes of the AIM Funds and the INVESCO Funds will be permitted. The exchange policy will provide for the following types of exchanges:

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:


o   Investor Class Shares

o   Class A Shares(1)

o   Class B Shares

o   Class C Shares

o   Institutional Class Shares

o   Class K Shares


           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                            CLASSES OF THE AIM FUNDS:


o   Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash Fund

o   Class A3 Shares of all AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Class C Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Institutional Class Shares of all AIM Retail Funds

o   There is currently no like class of shares offered by the AIM Funds

----------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:


o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o   Class A3 Shares of the AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds

o   Class C Shares of all AIM Funds

o   Institutional Class Shares of all AIM Retail Funds

o   Class R Shares

           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                          CLASSES OF THE INVESCO FUNDS:


o   Class A Shares of all INVESCO Funds(2)

o   Class B Shares of all INVESCO Funds

o   Class C Shares of all INVESCO Funds

o   Institutional Class Shares of all INVESCO Funds

o   There is currently no like class of shares offered by the INVESCO Funds


----------

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                           AIM TOTAL RETURN BOND FUND

                        Supplement dated August 14, 2003
                    to the Prospectus dated December 2, 2002

Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

"You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:


                                                        INITIAL                            ADDITIONAL
TYPE OF ACCOUNT                                        INVESTMENTS                         INVESTMENTS
---------------                                        -----------                         -----------
Employer-Sponsored Retirement Plans                 $    0 ($25 per AIM Fund                $  50
(includes section 401, 403 and 457 plans,                  investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                      deferrals from Employer-
                                                           Sponsored Retirement
                                                           Plans)

Systematic Purchase Plan                                50                                     50

IRA, Roth IRA, or Coverdell ESA                        250                                     50

All other accounts                                   1,000                                     50


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability among like share classes of the AIM Funds and the INVESCO Funds will be permitted. The exchange policy will provide for the following types of exchanges:

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:


o   Investor Class Shares

o   Class A Shares(1)

o   Class B Shares

o   Class C Shares

o   Institutional Class Shares

o   Class K Shares


           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                            CLASSES OF THE AIM FUNDS:


o   Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash Fund

o   Class A3 Shares of all AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Class C Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Institutional Class Shares of all AIM Retail Funds

o   There is currently no like class of shares offered by the AIM Funds

----------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o   Class A3 Shares of the AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds

o   Class C Shares of all AIM Funds

o   Institutional Class Shares of all AIM Retail Funds

o   Class R Shares

           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                          CLASSES OF THE INVESCO FUNDS:


o   Class A Shares of all INVESCO Funds(2)

o   Class B Shares of all INVESCO Funds

o   Class C Shares of all INVESCO Funds

o   Institutional Class Shares of all INVESCO Funds

o   There is currently no like class of shares offered by the INVESCO Funds


----------

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

                             INSTITUTIONAL CLASS OF

                       AIM LIMITED MATURITY TREASURY FUND

                        Supplement dated August 14, 2003
                    to the Prospectus dated December 2, 2002


The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 4 of the
Prospectus:

    "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

    o Scott W. Johnson (lead manager), Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

    o Clint W. Dudley, Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1998.

    More information on the fund's management team may be found on our website (http://www.aiminvestments.com)."


Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

"You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."


EXCHANGING SHARES

Effective October 1, 2003, exchangeability among like share classes of the AIM Funds and the INVESCO Funds will be permitted. The exchange policy will provide for the following types of exchanges:


              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:

o   Investor Class Shares

o   Class A Shares(1)

o   Class B Shares

o   Class C Shares

o   Institutional Class Shares

o   Class K Shares

                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                       FOLLOWING CLASSES OF THE AIM FUNDS:


o   Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash Fund

o   Class A3 Shares of all AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Class C Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Institutional Class Shares of all AIM Retail Funds


o   There is currently no like class of shares offered by the AIM Funds

--------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o   Class A3 Shares of the AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds

o   Class C Shares of all AIM Funds

o   Institutional Class Shares of all AIM Retail Funds

o   Class R Shares


                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                     FOLLOWING CLASSES OF THE INVESCO FUNDS:


o   Class A Shares of all INVESCO Funds(2)

o   Class B Shares of all INVESCO Funds

o   Class C Shares of all INVESCO Funds

o   Institutional Class Shares of all INVESCO Funds

o   There is currently no like class of shares offered by the INVESCO Funds

----------

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.